Note 6 - Financial Assets and Financial Liabilities	6 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]
Note 6.	Financial Assets and Financial Liabilities

The following table shows the carrying amounts of financial assets and financial liabilities (in thousands):

	As of December 31, 2022	As of June 30, 2023
Financial assets at amortized cost:
Receivables from sale of investments (1)	$56,347	$57,223
Trade receivables	57,923	55,270
Other receivables (2)	18,993	6,561
Total financial assets at amortized cost	133,263	119,055
Financial assets at fair value through profit or loss:
Receivables from sale of investments	76,278	-
Unlisted ordinary and preferred shares (3)	86,997	164,359
Listed equity securities	66,250	-
Total financial assets at fair value through profit or loss	229,525	164,359
Total financial assets	$362,788	$283,414
Financial liabilities at amortized cost:
Lease liabilities and other loans	$7,836	$8,060
Trade and other payables	46,937	47,242
Dividends payable (Note 8) (1)	-	35,965
Other financial liabilities	12,220	10,636
Total financial liabilities at amortized cost	66,992	101,904
Total financial liabilities	$66,992	$101,904

(1) In the Statement of Financial Position as of June 30, 2023, $25.1 million of the receivable due from Kunlun was offset against an equal amount of dividends payable.

(2) Other non-current receivables are presented as part of non-current investments and financial assets in the Statement of Financial Position while other current receivables are presented separately.

(3) As of June 30, 2023, Opera held investments in ordinary and preferred shares in OPay with a total carrying amount of $163.5 million, and ordinary shares in Fjord Bank with a carrying amount of $0.9 million. In the Statement of Financial Position as of June 30, 2023, the investment in OPay was classified and presented as held for sale while the investment in Fjord Bank was presented as part of non-current investments and financial assets.

Fair Values of Financial Instruments

There were no changes in Opera’s valuation processes, valuation techniques, and the types of inputs used in the fair value measurements during the period as compared to those applied in the annual consolidated financial statements for 2022. The fair values of cash and cash equivalents, trade and other receivables, trade and other payables, and other current liabilities approximate their carrying amounts largely due to the relatively short-term maturities of these instruments. For lease liabilities and other loans, the differences between the carrying amounts and fair values are not material. Details on the fair value measurements of the receivables from the sale of investments and the investment in OPay are outlined below.

Receivables from Sale of Investments

Receivable from sale of investment in Star X

In June 2023, Opera and Kunlun entered into an amendment to the share transfer agreement entered into in April 2022 under which Opera sold its shares in Star X to Kunlun in exchange for a fixed consideration of $83.5 million, plus interest, payable in three installments, the first of which was received by Opera in 2022. The amendment modified the payment terms. Specifically, dividends declared and payable to Kunlun’s holding of ordinary shares in Opera from the recurring cash dividend program adopted in June 2023, as described in Note 8, will be offset against the receivable until the receivable, including accrued interest, is settled. Of the dividend declared in June 2023, $25.1 million was payable to Kunlun’s holding of ordinary shares. Based on the contractual right and intention to offset, this amount of dividends payable was offset against the receivable in the Statement of Financial Position as of June 30, 2023.

While the receivable is measured at amortized cost in the Statement of Financial Position, its fair value is estimated for disclosure purposes. Based on a present value technique where contractual cash flows were discounted using a risk-adjusted discount rate incorporating the current yield on U.S. government bonds with maturities consistent with the maturity of the receivable, and a risk premium estimated based on the characteristics of the receivable and Kunlun, the estimated fair value of the receivable was $53.7 million as of June 30, 2023, which was $3.5 million lower than the carrying amount as of the same date. The risk-adjusted discount rate was estimated to be 6.2%, up from 5.7% as of year-end 2022 due to increases in the yields on U.S. government bonds. The fair value measurement incorporated significant unobservable inputs and is therefore categorized within level 3 of the fair value hierarchy.

Receivable from sale of investment in Nanobank

In February 2023, Nanobank sold the majority of its business in Asia to OPay in exchange for shares in OPay. In connection with this, Opera and the third-party buyer of Opera’s former ownership stake in Nanobank agreed to treat the transaction as a full sale of Nanobank, triggering an immediate settlement of Opera’s receivable in the form of the transfer 58,785,744 Series C preferred shares in OPay in lieu of quarterly cash installments through the second quarter of 2026. The settlement was based on the valuation applied in the transaction as well as an estimate for the value of Nanobank’s remaining business. Opera entered into a final share transfer agreement with the third-party buyer mirroring relevant provisions of the sales agreement between Nanobank and OPay, which includes certain financial targets for the Nanobank business acquired and a provision for the sellers to pro-rata return up to all Series C preferred shares received as consideration in the transaction, after 2024, if the cumulative financial performance over 2023 and 2024 falls short of such targets. The estimated fair value of the shares received was $77.4 million, which was inclusive of a 6% net reduction of value, equal to $4.9 million, to reflect various scenarios of impacts related to the provisions in the agreement. The fair value of the shares was $1.1 million higher than the carrying amount of the receivable as of December 31, 2022, resulting in the recognition of a gain on settlement of $1.1 million, which was recognized as part of finance income in the first half of 2023.

Investment in OPay

During the first half of 2023, Opera’s ownership interest in OPay increased from 6.44% to 9.47% as a result of the receipt of Series C preferred shares in the company under the share transfer agreement entered into in connection with the settlement of the receivable from Opera’s sale of shares in Nanobank, as described above.

The ordinary and preferred shares are measured at fair value through profit or loss using the probability-weighted expected return model ("PWERM"). Consistent with the fair value measurement as of year-end 2022, the PWERM as of June 30, 2023, incorporated a total of eight possible outcomes, including three variations each for initial public offering and private sale transactions, one scenario for dissolution and one for redemption. The future equity value of OPay was estimated under each outcome together with the timing and probability of the respective outcomes. Each class of shares was allocated its portion of the equity value based on the economic rights and benefits of the shares. The future outcomes were discounted using an estimated cost of equity of 19.5% ( December 31, 2022: 18.9%). As OPay is a private company and its shares are illiquid, a discount for lack of marketability (“DLOM”) of 10% was applied in the fair value measurement, consistent with the DLOM used in the fair value measurement as of year-end 2022. Based on these inputs, the fair value of the shares in OPay was estimated to be unchanged from the fair value measurement as of December 31, 2022. The Series C preferred shares received during the first half of 2023 were recognized at their estimated fair value of $77.4 million. Because the fair value measurement incorporated significant unobservable inputs, it was classified as a level 3 measurement in the fair value hierarchy.

The shares in OPay are classified as held for sale based on a plan authorized by the board of directors of Opera Limited to pursue divestment to allow Opera to realize the values of the strategic investment and streamline Opera’s focus around its own core businesses.

Investment Program

Early in 2023 Opera terminated its investment program under which up to $70 million of Opera’s capital was set aside for investments in listed equity securities. The table below provides an overview of the gains and losses on the investment portfolio (in thousands):

	Six months ended June 30,
	2022	2023
Realized net gain (loss)	$(6,389)	$37,564
Change in unrealized net gain (loss)	(18,576)	(34,321)
Net gain (loss) on investment portfolio	$(24,966)	$3,243

The net gain on the investment portfolio in the six months ended June 30, 2023, was recognized in the Statement of Operations as finance income, while the net loss in the same six months of 2022 was recognized as finance expense.